Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 385
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

PPG Puerto Rico Employee Savings Plan

Supplemental Schedule
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
($ in thousands)
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
*	BPPR Bank Deposit Sweep Program	Cash equivalent	$13
*	BPPR Time Deposit Open Account	Cash equivalent	1
	Vanguard Treasury Money Market	Cash equivalent	676
*	Investment in PPG Industries, Inc. common stock — at fair value	Common Stock	974
	Blackrock Life Index Retirement	Mutual fund	294
	Blackrock Lifepath Index 2030 Fund	Mutual fund	638
	Blackrock Lifepath Index 2035 Fund	Mutual fund	979
	Blackrock Lifepath Index 2040 Fund	Mutual fund	1,089
	Blackrock Lifepath Index 2045 Fund	Mutual fund	193
	Blackrock Lifepath Index 2050 Fund	Mutual fund	141
	Blackrock Lifepath Index 2055 Fund	Mutual fund	41
	Blackrock Lifepath Index 2060 Fund	Mutual fund	20
	Blackrock Lifepath Index 2065 Fund	Mutual fund	2
*	Fidelity Contrafund	Mutual fund	372
*	Fidelity Growth Fund	Mutual fund	419
	Vanguard 500 Index Fund	Mutual fund	1,514
	Vanguard FTSE All World ex-US Index Fund	Mutual fund	249
	Vanguard Small-Cap Index Fund	Mutual fund	258
	Vanguard Total Bond Market Index Fund	Mutual fund	178
*	Loans to participants	Interest rates ranging from 4.25% to 9.5% and maturity dates through May 2033	20
	Total		$8,071

(d) Cost information is omitted as all investments are participant-directed
* Party-in-interest